Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information	The supplemental Cash Flow information of the Partnership is as follows:

(in US$ millions)	2016	2015	2014
Cash interest paid	26.4	18.8	23.4
Cash corporate income tax paid	0.3	—	—